Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
A, B, C, Select Shares | JPMorgan Mid Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	4.64%
Other Expenses	rr_OtherExpensesOverAssets	4.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.80%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	647
3 Years	rr_ExpenseExampleYear03	1,778
5 Years	rr_ExpenseExampleYear05	2,891
10 Years	rr_ExpenseExampleYear10	5,597
1 Year	rr_ExpenseExampleNoRedemptionYear01	647
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,778
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,891
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,597
A, B, C, Select Shares | JPMorgan Mid Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	4.84%
Other Expenses	rr_OtherExpensesOverAssets	5.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.50%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.74%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.76%	[2]
1 Year	rr_ExpenseExampleYear01	279
3 Years	rr_ExpenseExampleYear03	1,501
5 Years	rr_ExpenseExampleYear05	2,784
10 Years	rr_ExpenseExampleYear10	5,826
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,501
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,784
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,826
A, B, C, Select Shares | JPMorgan Mid Cap Core Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	2.51%
Other Expenses	rr_OtherExpensesOverAssets	2.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.42%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.41%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	826
5 Years	rr_ExpenseExampleYear05	1,571
10 Years	rr_ExpenseExampleYear10	3,541
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	826
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,571
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,541
A, B, C, Select Shares | JPMorgan Mid Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Mid Cap Core Fund Class/Ticker: A/JMRAX; C/JMRCX; Select/JMRSX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "How to Do Business with the Funds — SALES CHARGES" on page 77 of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund's performance. During the Fund's most recent fiscal period (November 30, 2010 through June 30, 2011), the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of mid cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap Index at the time of purchase. As of the last reconstitution of the Russell Midcap Index on June 30, 2011, the market capitalizations of the companies in the index ranged from $661 million to $17.9 billion. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up investment process. The adviser seeks to invest in companies with leading competitive advantages, predictable and durable business models and sustainable free cash flow generation with management committed to increasing intrinsic value. It also looks to invest in securities which are undervalued.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Risk [Heading]	rr_RiskHeading	The Fund's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate Securities Risk. The Fund's investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit- worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on November 30, 2010 and, therefore, does not have a full calendar year of performance. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on November 30, 2010 and, therefore, does not have a full calendar year of performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

[1]	under $1 million
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation (beginning 2/1/12), extraordinary expenses and expenses related to the Board of Trustees deferred compensation plan) exceeds 1.25%, 1.75%, and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/12 at which the Service Providers will determine whether to renew or revise it.